Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Movements in Goodwill

Movements in goodwill were as follows:

	Patient Monitoring and Life Support Devices	In-vitro Diagnostic Products	Medical Imaging Systems	Others	Total
Balance as of December 31, 2009	$104,318	$5,225	$5,232	$278	$115,053
Foreign currency translation	563	28	28	—	619

Balance as of December 31, 2010	104,881	5,253	$5,260	$278	$115,672
Goodwill arising from acquisitions during the year	6,490	5,535	—	—	12,025
Foreign currency translation	498	376	244	25	1,143

Balance as of December 31, 2011, gross and net	$111,869	$11,164	$5,504	$303	$128,840